Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

March 31, 2021

Shares		Value
Common Stocks– 99.0%
Aerospace & Defense – 2.9%
Airbus SE*	68,661	$7,772,579
Safran SA*	94,890	12,912,588
		20,685,167
Banks – 8.9%
BNP Paribas SA*	444,253	27,025,768
China Construction Bank Corp	25,058,000	21,080,980
Erste Group Bank AG*	314,000	10,648,187
Permanent TSB Group Holdings PLC*	3,507,426	4,441,810
		63,196,745
Beverages – 6.6%
Diageo PLC	488,059	20,111,545
Heineken NV	261,774	26,895,367
		47,006,912
Biotechnology – 0.7%
Ascendis Pharma A/S (ADR)*	40,936	5,275,832
Capital Markets – 0.4%
Patria Investments Ltd - Class A*	176,446	3,073,689
Consumer Finance – 1.5%
Nexi SpA (144A)*	588,431	10,267,062
Diversified Financial Services – 0.1%
Linklogis Inc - Class B (144A)*	254,459	575,444
Electronic Equipment, Instruments & Components – 2.4%
Hexagon AB	182,316	16,824,029
Entertainment – 3.1%
Liberty Media Corp-Liberty Formula One*	187,642	8,123,022
Nintendo Co Ltd	25,400	14,180,959
		22,303,981
Hotels, Restaurants & Leisure – 4.9%
GVC Holdings PLC*	923,830	19,330,291
Yum China Holdings Inc	266,150	15,543,505
		34,873,796
Household Durables – 1.5%
Sony Corp	99,000	10,368,576
Insurance – 12.4%
AIA Group Ltd	1,919,200	23,280,836
Beazley PLC*	2,250,203	10,911,692
Intact Financial Corp	71,622	8,778,184
NN Group NV	502,083	24,544,553
Prudential PLC	974,005	20,682,234
		88,197,499
Interactive Media & Services – 6.1%
NAVER Corp	26,609	8,864,964
Tencent Holdings Ltd	436,000	34,212,354
		43,077,318
Internet & Direct Marketing Retail – 2.5%
Alibaba Group Holding Ltd*	618,116	17,492,799
Metals & Mining – 8.8%
Antofagasta PLC	653,878	15,232,037
Hindustan Zinc Ltd	3,692,019	13,781,617
Rio Tinto Ltd	150,672	12,672,041
Teck Resources Ltd	1,093,392	20,945,440
		62,631,135
Oil, Gas & Consumable Fuels – 5.0%
Canadian Natural Resources Ltd	683,993	21,114,864
Total SE	312,862	14,591,862
		35,706,726
Pharmaceuticals – 9.4%
AstraZeneca PLC	260,896	26,061,550
Novartis AG	143,257	12,244,305
Sanofi	90,293	8,920,141
Takeda Pharmaceutical Co Ltd	551,674	19,857,473
		67,083,469
Road & Rail – 2.1%
Central Japan Railway Co	101,700	15,203,098
Semiconductor & Semiconductor Equipment – 8.4%
ASML Holding NV	48,614	29,471,322
Taiwan Semiconductor Manufacturing Co Ltd	1,481,000	30,475,601
		59,946,923

Shares		Value
Common Stocks– (continued)
Specialty Retail – 1.3%
Industria de Diseno Textil SA	286,589	$9,443,077
Technology Hardware, Storage & Peripherals – 3.0%
Samsung Electronics Co Ltd	300,280	21,600,205
Textiles, Apparel & Luxury Goods – 2.4%
Samsonite International SA (144A)*	8,949,600	17,268,775
Trading Companies & Distributors – 4.6%
Ferguson PLC	275,003	32,857,226
Total Common Stocks (cost $508,037,432)		704,959,483
Investment Companies– 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $4,173,564)	4,173,174	4,173,591
Total Investments (total cost $512,210,996) – 99.6%		709,133,074
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		2,645,912
Net Assets – 100%		$711,778,986

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$112,329,349	15.8%
China	88,905,082	12.5
Netherlands	80,911,242	11.4
France	71,222,938	10.1
Japan	59,610,106	8.4
Canada	50,838,488	7.2
United States	45,153,839	6.4
Hong Kong	40,549,611	5.7
Taiwan	30,475,601	4.3
South Korea	30,465,169	4.3
Sweden	16,824,029	2.4
India	13,781,617	1.9
Australia	12,672,041	1.8
Switzerland	12,244,305	1.7
Austria	10,648,187	1.5
Italy	10,267,062	1.5
Spain	9,443,077	1.3
Denmark	5,275,832	0.8
Ireland	4,441,810	0.6
Cayman Islands	3,073,689	0.4

Total	$709,133,074	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$1,424	$-	$-	$4,173,591
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,054∆	-	-	-
Total Affiliated Investments - 0.6%	$3,478	$-	$-	$4,173,591

	Value at 12/31/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 0.6%
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	7,542,930	26,648,592	(30,017,931)	4,173,591
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	-	12,403,747	(12,403,747)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $28,111,281, which represents 3.9% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Diversified Financial Services	$-	$575,444	$-
All Other	704,384,039	-	-
Investment Companies	-	4,173,591	-
Total Assets	$704,384,039	$4,749,035	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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